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                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549

                                  FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

       Report for the Calendar Year or Quarter Ended:     MARCH 31, 1999
                                                      -----------------------

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              (PLEASE READ INSTRUCTIONS BEFORE PREPARING FORM.)

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If amended report check here: / /

RELATIONAL INVESTORS, LLC
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Name of Institutional Investment Manager

4330 LA JOLLA VILLAGE DRIVE, SUITE 220      SAN DIEGO        CA      92122
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Business Address            (Street)         (City)        (State)   (Zip)

JAY N. SITLANI, CFO     619-597-9400
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Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


                                    ATTENTION
-----------------------------------           --------------------------------
          INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE
                          FEDERAL CRIMINAL VIOLATIONS.
                   SEE 18 U.S.C. 1001 AND 15 U.S.C. 78ff(a).
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     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained herein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of SAN DIEGO and State of CALIFORNIA on the 10th day of MAY, 1999.

                                    RELATIONAL INVESTORS, LLC
                                    -----------------------------------------
                                    (Name of Institutional Investment Manager)

                                    /s/ J. Sitlani
                                    -----------------------------------------
                                       (Manual Signature of Person Duly
                                       Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (LIST IN ALPHABETICAL ORDER).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

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Name:                           13F File No.:    Name:                           13F File No.:
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
1.                                               6.
------------------------------  -------------    ------------------------------  -------------
2.                                               7.
------------------------------  -------------    ------------------------------  -------------
3.                                               8.
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4.                                               9.
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5.                                               10.
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                                                                      FORM 13F

Page 2 of 2                Name of Reporting Manager        RELATIONAL INVESTORS, LLC
                                                       ------------------------------------
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      ITEM 1:           ITEM 2:   ITEM 3:   ITEM 4:    ITEM 5:             ITEM 6:              ITEM 7:             ITEM 8:
  NAME OF ISSUER       TITLE OF   CUSIP   FAIR MARKET SHARES OF      INVESTMENT DISCRETION     MANAGERS       VOTING AUTHORITY
                        CLASS     NUMBER     VALUE    PRINCIPAL -----------------------------    SEE              (SHARES)
                                                       AMOUNT     (a)       (b)         (c)    INSTR. V ---------------------------
                                                                  Sole    Shared-     Shared-              (a)       (b)      (c)
                                                                          As Defined   Other              Sole     Shared    None
                                                                          In Instr. V
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
Apria Healthcare
  Group, Inc.            COM    037933108   $80,716k  6,797,100 6,797,100                               6,797,100
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Nuevo Energy Co.         COM    670509108   $25,843k  1,914,300 1,914,300                               1,914,300
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USA Waste Services, Inc. COM    902917103   $52,629k  1,186,000 1,186,000                               1,186,000
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Tektronix, Inc.          COM    879131100  $115,885k  4,589,500 4,589,500                               4,589,500
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PennzEnergy, Inc.        COM    70931Q109    $4,739k    451,300   451,300                                 451,300
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Browning Ferris
  Industries, Inc.       COM    115885105   $16,011k    415,200   415,200                                 415,200
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COLUMN TOTALS                              $295,823k
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